Balances under contracts with customers and other - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) year	Dec. 31, 2024 EUR (€) year	Dec. 31, 2023 EUR (€)
Balances under contracts with customers and other IFRS15 disclosures [Line Items]
Revenue from contracts with customers, operating | €	€ 9,516.0	€ 9,024.0	€ 8,339.0
Percentage of revenue from contracts with customers over total revenue	98.90%	98.70%	97.90%
Construction division [Member]
Balances under contracts with customers and other IFRS15 disclosures [Line Items]
Revenue from contracts with customers, operating | €	€ 7,455.0	€ 7,091.0	€ 6,909.0
Number of contracts with customers in force | year	773	738
Energy infraestructure and Mobility [Member]
Balances under contracts with customers and other IFRS15 disclosures [Line Items]
Number of contracts with customers in force | year	202	138